UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; November 10,2004
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      181

Form 13F Information Table Value Total: 191674

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


3M Co
Common
88579Y101
752
9400
Sole


Abbott Labs
Common
002824100
1237
29200
Sole


Adams Express Co
Common
006212104
1121
88300
Sole


Affiliated Managers Group
Common
008252108
1622
30300
Sole


Aflac Inc
Common
001055102
431
11000
Sole


Alcoa Inc
Common
013817101
369
11000
Sole


Allstate Corp
Common
020002101
696
14500
Sole


Altria Group Inc
Common
02209S103
1882
40000
Sole


American Elec Pwr Inc
Common
025537101
262
8200
Sole


American Express Co
Common
025816109
1117
21700
Sole


American Intl Group Inc
Common
026874107
3798
55862
Sole


Amgen Inc
Common
031162100
1542
27200
Sole


Anadarko Pete Corp
Common
032511107
226
3400
Sole


Analog Devices Inc
Common
032654105
202
5200
Sole


Anheuser Busch Cos Inc
Common
035229103
619
12400
Sole


Anthem Inc
Common
03674B104
218
2500
Sole


Applied Matls Inc
Common
038222105
350
21200
Sole


Archer Daniels Midland Co
Common
039483102
189
11110
Sole


AT&T Corp
Common
001957505
209
14580
Sole


AT&T Wireless Svcs Inc
Common
00209A106
534
36123
Sole


Automatic Data Processing Inc
Common
053015103
285
6900
Sole


Bank New York Inc
Common
064057102
516
17700
Sole


Bank Of America Corporation
Common
060505104
3417
78856
Sole


Becton Dickinson & Co
Common
075887109
331
6400
Sole


Bed Bath & Beyond Inc
Common
075896100
249
6700
Sole


Bellsouth Corp
Common
079860102
819
30200
Sole


Best Buy Inc
Common
086516101
258
4750
Sole


Boeing Co
Common
097023105
950
18400
Sole


Boston Scientific Corp
Common
101137107
588
14800
Sole


Bristol Myers Squibb Co
Common
110122108
568
24000
Sole


CACI Intl Inc
Common
127190304
517
9800
Sole


Cardinal Health Inc
Common
14149Y108
239
5450
Sole


Carnival Corp
Common
143658300
809
17100
Sole


Caterpillar Inc Del
Common
149123101
434
5400
Sole


Cendant Corp
Common
151313103
283
13100
Sole


ChevronTexaco Corp
Common
166764100
1927
35934
Sole


Cisco Sys Inc
Common
17275R102
2614
144400
Sole


Citigroup Inc
Common
172967101
4716
106900
Sole


Clear Channel Communications
Common
184502102
358
11500
Sole


Coca Cola Co
Common
191216100
1414
35300
Sole


Colgate Palmolive Co
Common
194162103
497
11000
Sole


Comcast Corp New
Common
20030N101
1131
40045
Sole


Comcast Corp New
Common
20030N200
240
8600
Sole


ConocoPhillips
Common
20825C104
821
9906
Sole


Cooper Cos Inc
Common
216648402
4113
60000
Sole


Costco Whsl Corp New
Common
22160K105
378
9100
Sole


CVS Corp
Common
126650100
211
5000
Sole


Dell Inc
Common
24702R101
1634
45900
Sole


Delphi Corp
Common
247126105
118
12700
Sole


Disney Walt Co
Common
254687106
922
40900
Sole


Dominion Res Inc Va New
Common
25746U109
268
4100
Sole


Dow Chem Co
Common
260543103
569
12600
Sole


Du Pont E I De Nemours & Co
Common
263534109
612
14300
Sole


Duke Energy Corp
Common
264399106
272
11900
Sole


E M C Corp Mass
Common
268648102
3229
279848
Sole


Ebay Inc
Common
278642103
1195
13000
Sole


Edwards Lifesciences Corp
Common
28176E108
1776
53000
Sole


Emerson Elec Co
Common
291011104
340
5500
Sole


Exelon Corp
Common
30161N101
294
8000
Sole


Exxon Mobil Corp
Common
30231G102
5171
107000
Sole


Fairchild Semiconductor Intl
Common
303726103
2857
201600
Sole


Federal Home Ln Mtg Corp
Common
313400301
835
12800
Sole


Federal Natl Mtg Assn
Common
313586109
1186
18700
Sole


Fedex Corp
Common
31428X106
600
7000
Sole


Fifth Third Bancorp
Common
316773100
566
11500
Sole


First Data Corp
Common
319963104
507
11649
Sole


First Marblehead Corp
Common
320771108
3401
73300
Sole


Firstenergy Corp
Common
337932107
205
5000
Sole


FMC Technologies Inc
Common
30249U101
3534
105800
Sole


Ford Mtr Co Del
Common
345370860
583
41500
Sole


Fortune Brands Inc
Common
349631101
259
3500
Sole


FPL Group Inc
Common
302571104
239
3500
Sole


Franklin Res Inc
Common
354613101
206
3700
Sole


Furniture Brands Intl Inc
Common
360921100
1309
52200
Sole


Gannett Inc
Common
364730101
377
4500
Sole


Gap Inc Del
Common
364760108
357
19100
Sole


General Dynamics Corp
Common
369550108
572
5600
Sole


General Elec Co
Common
369604103
3919
116700
Sole


General Mls Inc
Common
370334104
225
5000
Sole


General Mtrs Corp
Common
370442105
489
11500
Sole


Gildan Activewear Inc
Common
375916103
1249
44300
Sole


Gillette Co
Common
375766102
739
17700
Sole


Goldman Sachs Group Inc
Common
38141G104
1240
13300
Sole


Harley Davidson Inc
Common
412822108
410
6900
Sole


Hartford Finl Svcs Group Inc
Common
416515104
471
7600
Sole


HCA Inc
Common
404119109
233
6100
Sole


Heartland Express Inc
Common
422347104
1062
57535
Sole


Hewlett Packard Co
Common
428236103
820
43742
Sole


Home Depot Inc
Common
437076102
1780
45400
Sole


Honeywell Intl Inc
Common
438516106
567
15800
Sole


Illinois Tool Wks Inc
Common
452308109
457
4900
Sole


Intel Corp
Common
458140100
2510
125100
Sole


International Business Machs
Common
459200101
2718
31700
Sole


Intl Paper Co
Common
460146103
376
9300
Sole


Johnson & Johnson
Common
478160104
3329
59100
Sole


Joy Global Inc
Common
481165108
3923
114100
Sole


JP Morgan & Chase & Co
Common
46625H100
1710
43032
Sole


Kimberly Clark Corp
Common
494368103
607
9400
Sole


Kohls Corp
Common
500255104
361
7500
Sole


Kroger Co
Common
501044101
177
11400
Sole


Lehman Bros Hldgs Inc
Common
524908100
486
6100
Sole


Lilly Eli & Co
Common
532457108
1267
21100
Sole


Lockheed Martin Corp
Common
539830109
363
6500
Sole


Lowes Cos Inc
Common
548661107
810
14900
Sole


Lucent Technologies Inc
Common
549463107
56
17700
Sole


Marsh & Mclennan Cos Inc
Common
571748102
398
8700
Sole


Masco Corp
Common
574599106
304
8800
Sole


Mattel Inc
Common
577081102
181
10000
Sole


Maxim Integrated Prods Inc
Common
57772K101
203
4800
Sole


MBNA Corp
Common
55262L100
508
20150
Sole


McDonalds Corp
Common
580135101
720
25700
Sole


Medtronic Inc
Common
585055106
1214
23400
Sole


Merck & Co Inc
Common
589331107
1096
33200
Sole


Merrill Lynch & Co Inc
Common
590188108
771
15500
Sole


Metlife Inc
Common
59156R108
626
16200
Sole


Microsoft Corp
Common
594918104
5970
215900
Sole


Morgan Stanley
Common
617446448
1070
21700
Sole


Motorola Inc
Common
620076109
538
29800
Sole


National City Corp
Common
635405103
471
12200
Sole


Nextel Communications Inc
Common
65332V103
405
17000
Sole


Nike Inc
Common
654106103
378
4800
Sole


Omnicom Group Inc
Common
681919106
226
3100
Sole


Oracle Corp
Common
68389X105
719
63700
Sole


Packaging Corp Amer
Common
695156109
2582
105500
Sole


Paychex Inc
Common
704326107
202
6700
Sole


Peabody Energy Corp
Common
704549104
3987
67000
Sole


Penney J C Inc
Common
708160106
247
7000
Sole


Pepsico Inc
Common
713448108
1693
34800
Sole


Pfizer Inc
Common
717081103
4349
142120
Sole


PNC Finl Svcs Group Inc
Common
693475105
298
5500
Sole


Praxair Inc
Common
74005P104
235
5500
Sole


Procter & Gamble Co
Common
742718109
2847
52600
Sole


Progressive Corp Ohio
Common
743315103
212
2500
Sole


Prudential Finl Inc
Common
744320102
503
10700
Sole


Qualcomm Inc
Common
747525103
929
23800
Sole


Salomon Brothers Fd Inc
Common
795477108
300
25200
Sole


Sara Lee Corp
Common
803111103
407
17800
Sole


SBC Communications Inc
Common
78387G103
1458
56200
Sole


Schering Plough Corp
Common
806605101
303
15900
Sole


Schlumberger Ltd
Common
806857108
653
9700
Sole


Schwab Charles Corp New
Common
808513105
186
20200
Sole


Scottish Pwr Plc
Common
81013T705
247
8000
Sole


Shuffle Master Inc
Common
825549108
1206
32200
Sole


Simon Ppty Group Inc New
Common
828806109
349
6500
Sole


Southern Co
Common
842587107
327
10900
Sole


Southwest Airls Co
Common
844741108
171
12550
Sole


Sprint Corp
Common
852061100
300
14900
Sole


St Paul Travelers Inc
Common
792860108
389
11768
Sole


Staples Inc
Common
855030102
277
9300
Sole


Starbucks Corp
Common
855244109
359
7900
Sole


State Str Corp
Common
857477103
218
5100
Sole


Steel Dynamics Inc
Common
858119100
2869
74300
Sole


Sun Microsystems Inc
Common
866810104
130
32100
Sole


Suntrust Bks Inc
Common
867914103
359
5100
Sole


Target Corp
Common
87612E106
742
16400
Sole


Texas Instrs Inc
Common
882508104
475
22300
Sole


Time Warner Inc
Common
887317105
1344
83250
Sole


TJX Cos Inc New
Common
872540109
242
11000
Sole


Tri Contl Corp
Common
895436103
3089
186000
Sole


TXU Corp
Common
873168108
403
8400
Sole


Tyco Intl Ltd New
Common
902124106
613
19997
Sole


United Nat Foods Inc
Common
911163103
3676
138200
Sole


United Parcel Service Inc
Common
911312106
1731
22800
Sole


United Technologies Corp
Common
913017109
878
9400
Sole


Unitedhealth Group Inc
Common
91324P102
995
13500
Sole


US Bancorp Del
Common
902973304
1087
37601
Sole


USF Corp
Common
91729Q101
2606
72600
Sole


Verizon Communications
Common
92343V104
1536
39000
Sole


Viacom Inc
Common
925524308
1104
32900
Sole


Wachovia Corp 2Nd New
Common
929903102
1207
25700
Sole


Wal Mart Stores Inc
Common
931142103
4506
84700
Sole


Walgreen Co
Common
931422109
713
19900
Sole


Washington Mut Inc
Common
939322103
735
18800
Sole


Waste Mgmt Inc Del
Common
94106L109
260
9500
Sole


Wells Fargo & Co New
Common
949746101
1980
33200
Sole


Western Gas Res Inc
Common
958259103
1452
50800
Sole


Wyeth
Common
983024100
999
26700
Sole


Xcel Energy Inc
Common
98389B100
237
13700
Sole


Yahoo Inc
Common
984332106
587
17300
Sole


Yum Brands Inc
Common
988498101
224
5500
Sole


Zweig Fd
Common
989834106
1457
272900
Sole